Income Taxes - Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current income tax expense:
Federal	$ 140,079	$ 139,228	$ 126,203
State	9,218	9,255	5,161
Foreign	4,443	4,762	7,694
Total current income tax expense	153,740	153,245	139,058
Deferred income tax expense (benefit):
Federal	8,393	(2,198)	(3,623)
State	(65)	442	(2,039)
Foreign	(893)	(125)	(3,635)
Total deferred income tax expense (benefit)	7,435	(1,881)	(9,297)
Income Tax Expense (Benefit), Total	$ 161,175	$ 151,364	$ 129,761